Nature of business and organization	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Nature of business and organization

Note 1 — Nature of business and organization

MicroAlgo Inc. (“MicroAlgo” or the “Company”) (f/k/a Venus Acquisition Corporation (“Venus”)), a Cayman Islands exempted company, entered into the Merger Agreement dated June 10, 2021 (as amended on January 24, 2022, August 2, 2022, August 3, 2022 and August 10, 2022, the “Merger Agreement”), by and among WiMi Hologram Cloud Inc. (“WiMi” or the “Majority Shareholder”), Venus, Venus Merger Sub Corporation (“Venus Merger Sub”), a Cayman Islands exempted company incorporated for the purpose of effectuating the Business Combination, and VIYI Algorithm Inc. (“VIYI”), a Cayman Islands exempted company.

On December 9, 2022, the business combination was completed. As a result of the consummation of the business combination, VIYI became a wholly-owned subsidiary of the Company, which has changed its name to MicroAlgo Inc.

The business combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, Venus will be treated as the “acquired” company for financial reporting purposes. This determination was primarily based on the holders of VIYI expecting to have a majority of the voting power of the post-combination company, VIYI senior management comprising substantially all of the senior management of the post-combination company, the relative size of VIYI compared to Venus, and VIYI operations comprising the ongoing operations of the post-combination company. Accordingly, for accounting purposes, the business combination will be treated as the equivalent of VIYI issuing shares for the net assets of Venus, accompanied by a recapitalization. The net assets of Venus will be stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the business combination will be those of VIYI.

VIYI Algorithm Inc. (“VIYI”), is a company incorporated on September 24, 2020 under the laws of the Cayman Islands. WiMi Hologram Cloud Inc. (“WiMi Inc.” or the “Parent”) is VIYI’s parent company. VIYI and its consolidated subsidiaries, are primarily engaged in providing central processing algorithm services.

On March 8, 2011, Shenzhen Yitian Internet Technology Co., Ltd. was established under the laws of the People’s Republic of China. Shenzhen Yitian is one of our operating entities.

On January 14, 2019, Shenzhen Yitian established a fully owned subsidiary Shenzhen Yiyou Online Technology Co., Ltd. (“YY Online”), YY Online is one of our operating entities.

On October 28, 2020, Shenzhen Yitian established a fully owned subsidiary Weidong Technology Co., Ltd.(“Weidong”) in Hainan, Weidong is one of our operating entities.

On October 9, 2020, VIYI set up a wholly owned holding company in Hong Kong, VIYI Technology Ltd. (“VIYI Ltd”), which holds all of the outstanding equity of Shenzhen Weiyixin Technology Co., Ltd. (“Shenzhen Weiyixin”or “WOFE”) which established on November 18, 2020 under the laws of the PRC.

On November 30, 2020, Shenzhen Weiyixin established Shanghai Weimu Technology Co., Ltd., (“Shanghai Weimu”) in the PRC, and Shenzhen Weiyixin holds 58% outstanding equity of Shanghai Weimu.

On April 15, 2021, VIYI Ltd formed a 55% owned subsidiary Viwo Technology Limited (“Viwo Technology”), a Hong Kong limited company.

On July 1, 2021, Weidong acquired 99% interest of Shanghai Guoyu Information Technologies Co., Ltd (“Shanghai Guoyu”). The remaining 1% of Shanghai Guoyu is acquired by YY Online.

On July 14, 2021, Weidong transferred its 100% equity interest of Khorgas Weidong to Shanghai Guoyu.

On July 19, 2021, Viwo Technology established a fully owned subsidiary Shenzhen Viwotong Technology Co., Ltd. (“Viwotong Tech”) in Shenzhen to support its operations.

In November 2021, Viwotong Tech acquired 100% equity interests of Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”).

In December 2022, Viwotong Tech acquired 100% equity of Beijing Younike Information Technology Co., Ltd. (“Younike”).

On March 27, 2023, Weidong established a fully owned subsidiary Shenzhen Weidong Technology Co., Ltd. (“SZ Weidong”) in Shenzhen.

On May 17, 2023, YY Online transferred 1% equity of Shanghai Guoyu to SZ Weidong.

On June 5, 2023 VIYI Technology Ltd established a fully owned subsidiary CDDI Capital Ltd (“CDDI”) in British Virgin Islands.

On June 27, 2023, CDDI formed a 55% owned subsidiary VIWO Technology Inc. (“VIWO Cayman”) in Cayman.

On July 31, 2023, VIYI Technology Ltd transferred its equity of Viwo Technology Limited to VIWO Cayman. VIWO Cayman holds 100% equity in Viwo Technology.

On December 20, 2023, VIWO Cayman established a fully owned subsidiary VIWO Technology (HK) Co., Limited (“VIWO HK”) in Hong Kong.

On January 23, 2024, VIWO Technology (HK) Co., Limited established a wholly-owned subsidiary, Beijing Viwotong Technology Co., Ltd. (“Beijing Viwotong”).

In February 2024, Shenzhen Viwotong transferred 100% equity of Tapuyu and Younike to Beijing Viwotong.

On March 7, 2024, Beijing Viwotong established a wholly-owned subsidiary, Beijing Weiyun Spacetime Technology Co., Ltd (“BJ Weiyun”).

In November, 2024, Beijing Viwotong transferred 100% equity of GZ Tapuyu and BJ Younike to BJ Weiyun for the purpose of easy for group management.

On April 16, 2026, Weidong transferred 99% equity of Shanghai Guoyu to Shenzhen Weiyixin, and SZ Weidong transferred 1% equity of Shanghai Guoyu to Shenzhen Weiyixin. Shanghai Guoyu was 100% owned by Shenzhen Weiyixin.

On May 8, 2026, Shenzhen Weidong Technology Co., Ltd was dissolved.

On July 2, 2026, Hainan Weidong Technology Co., Ltd was dissolved.

The accompanying unaudited interim condensed financial statements reflect the activities of MicroAlgo and each of the following entities as of the date June 30, 2026

Name	Background		Ownership
VIYI Technology Inc. (“VIYI”)	●	A Cayman Islands company Incorporated on September 24, 2020	100% owned by MicroAlgo

VIYI Technology Ltd. (“VIYI Ltd”)	●	A Hong Kong company	100% owned by VIYI
	●	Incorporated on October 9, 2020
	●	A holding company

Shenzhen Weiyixin Technology Co., Ltd. (“Shenzhen Weiyixin” or “VIYI WFOE”)	●	A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)	100% owned by VIYI Ltd
	●	Incorporated on November 18, 2020
	●	A holding company

Shenzhen Yitian Internet Technology Co., Ltd. (“Shenzhen Yitian”)	●	A PRC limited liability company	100% owned by Beijing WiMi before December 24, 2020 VIE of Shenzhen Weiyixin starting on December 24, 2020. 100% owned by Shenzhen Weiyixin starting April 1, 2022
	●	Incorporated on March 08, 2011
	●	Primarily engages central processing algorithm in advertising industry

Shenzhen Qianhai Wangxin Technology Co., Ltd. (“Qianhai Wangxin”)	●	A PRC limited liability company Incorporated on October 16, 2015 Primarily engages in central processing algorithm in advertising industry	100% owned by Shenzhen Yitian

Hainan Weidong Technology Co., Ltd. (“Weidong”)	●	A PRC limited liability company	100% owned by Shenzhen Yitian before January 11, 2021; 100% owned by Shenzhen Weiyixin after January 11, 2021, and dissolved on July 2, 2026
	●	Incorporated on October 28, 2020
	●	Primarily engages in central processing algorithm in advertising industry

Name	Background		Ownership
Shanghai Weimu Technology Co., Ltd. (“Shanghai Weimu”)	●	A PRC limited liability company	58% owned by Shenzhen Weiyixin
	●	Incorporated on November 30, 2020
	●	Engages in central processing algorithm in advertising industry

Weiyi Yuliang (Beijing) Science Technology Center (Limited Partnership) (“Weiyiyuliang”)	●	A PRC Limited Partnership	50% owned by Shenzhen Weiyixin
	●	Incorporated on June 20, 2024

CDDI Capital Ltd (“CDDI”)	●	A British Virgin Islands company	100% owned by VIYI Ltd
	●	Incorporated on June 5, 2023
	●	A holding company

VIWO Technology Inc. (“VIWO Cayman”)	●	A Cayman Islands company	55% owned by CDDI
	●	Incorporated on June 27, 2023
	●	A holding company

Viwo Technology Limited. (“Viwo Tech”)	●	A Hong Kong company	100% owned by VIWO Cayman
	●	Incorporated on April 15, 2021
	●	Engages in central processing algorithm in advertising industry

VIWO Technology (HK) Co., Limited (“VIWO HK”)	●	A Hong Kong company	100% owned by VIWO Cayman
	●	Incorporated on December 20, 2023
	●	A holding company

Shenzhen Viwotong Technology Co., Ltd. (“Viwotong Tech”)	●	A PRC limited liability company	100% owned by Viwo Tech,
	●	Incorporated on July 19, 2021

Name	Background		Ownership
Shanghai Guoyu Information Technology Co., Ltd. (“Shanghai Guoyu”)	●	A PRC limited liability company	99% owned by Weidong, 1% owned by SZ Weidong before April 16, 2026, 100% owned by Shenzhen Weiyixin after April 16, 2026
	●	Incorporated on March 18, 2019
	●	Engages in central processing algorithm in advertising industry

Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”)	●	A PRC limited liability company	100% owned by SZ Viwotong from December 1, 2021 to February 6, 2024; 100% owned by BJ Viwotong from February 6, 2024 to November 21, 2024; 100% owned by BJ Weiyun after November 21, 2024
	●	Incorporated on June 22, 2021
	●	Engages in central processing algorithm in advertising industry

Beijing Younike Information Technology Co., Ltd. (“Younike”)	●	A PRC limited liability company	100% owned by SZ Viwotong from January 1, 2023 to February 28, 2024; 100% owned by BJ Viwotong from February 28, 2024 to November 11, 2024; 100% owned by BJ Weiyun after November 11, 2024
	●	Incorporated on July 22, 2022
	●	Engages in central processing algorithm in advertising industry

Shenzhen Weidong Technology Co., Ltd. (“SZ Weidong”)	●	A PRC limited liability company	100% owned by Weidong, dissolved on May 8, 2026
	●	Incorporated on March 27, 2023
	●	Primarily engages in central processing algorithm in advertising industry

Beijing Viwotong Technology Co., Ltd. (“BJ Viwotong”)	●	A PRC limited liability company	100% owned by VIWO HK
	●	Incorporated on January 24, 2024
	●	Primarily engages in central processing algorithm in advertising industry

Beijing Weiyun Spacetime Technology Co., Ltd (“BJ Weiyun”)	●	A PRC limited liability company	100% owned by BJ Viwotong
	●	Incorporated on March 7, 2024
	●	Primarily engages in central processing algorithm in advertising industry